POST-RETIREMENT BENEFITS - Post-employment Amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 43	$ 42
Income statement charge	1	1
Measurements	(3)	(4)
Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	4	6
Income statement charge	0	0
Measurements	$ 2	$ 0
Discount rate	3.35%	4.45%
Defined pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 39	$ 36
Income statement charge	1	1
Measurements	$ (5)	$ (4)
Defined pension benefits | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	2.50%	3.75%
Defined pension benefits | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	3.30%	4.65%
Defined pension benefits | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 39	$ 36
Defined pension benefits | Impact of minimum funding requirement/asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	0	0
Defined pension benefits | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(7)	(8)
Defined pension benefits | Funded plans | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	69	57
Defined pension benefits | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(76)	(65)
Defined pension benefits | Unfunded plans | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 46	$ 44